Apr. 09, 2021
Global X Funds | Global X Aging Population ETF
Global X Aging Population ETF
GLOBAL X FUNDS
(the “Trust”)

Global X Aging Population ETF (AGNG)

SUPPLEMENT DATED APRIL 6, 2021
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE GLOBAL X AGING POPULATION ETF, A SERIES OF THE TRUST (THE "FUND") DATED APRIL 1, 2021, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings ascribed to them in the Summary Prospectus, Statutory Prospectus and/or SAI, as applicable.

As of April 9, 2021, all references to the Fund's Underlying Index in the Fund's Summary Prospectus, Statutory Prospectus and SAI are hereby deleted in their entirety and replaced with the information in the last column in the table below:

Current Underlying Index Name	New Underlying Index Name
Indxx Global Longevity Thematic Index	Indxx Aging Population Thematic Index

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE